Note 12 - Exploration Costs (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Exploration Costs Expensed Disclosure [Table Text Block]
	2017	2016
United States	$194	$271
Mongolia	41	189
Other	24	38
	$259	$498